Leases - Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements Based On 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	¥ 37,369
2025	12,196
2026	5,395
2027 and thereafter	3,686
Total undiscounted cash flows	58,646
Less: imputed interest	(2,642)
Operating lease liabilities current and non-current	56,004	¥ 79,949
Lease liabilities due within one year	33,509
Lease liabilities due after one year	22,495
Short-term lease commitment:
2024	¥ 37,552